Revenue from contracts with customers and trade receivables (Details 7) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Details of Deferred revenue
Balance as at April 1		₨ 2,592	₨ 3,319
Revenue recognized during the year		(1,250)	(815)
Milestone payment received during the year		1,856	88
Balance as at March 31		3,198	2,592
Current	[1]	1,242	590
Non-current	[1]	₨ 1,956	₨ 2,002

[1]	Refer Note 21 for details of deferred revenue.